INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS
INVESTMENTS

10.INVESTMENTS

	As at December 31,	As at December 31,
	2022	2021
Equity securities	304,618	$268,950
Share purchase warrants	28,124	74,559
Total investments	$332,742	$343,509

The following tables set out details of the Company's largest equity investments by carrying value:

	As at December 31, 2022
		Share purchase
	Equity securities	warrants	Total
Rupert Resources Ltd.	$105,324	—	$105,324
Orla Mining Ltd.	95,548	27,152	122,700
Wallbridge Mining Company Ltd.	11,499	—	11,499
White Gold Corp.	9,823	6	9,829
Other(i)	82,424	966	83,390
Total investments	$304,618	28,124	$332,742

	As at December 31, 2021
		Share purchase
	Equity securities	warrants	Total
Orla Mining Ltd.	$89,974	$26,317	$116,291
Rupert Resources Ltd.	76,883	42,768	119,651
White Gold Corp.	17,403	99	17,502
Royal Road Minerals Ltd.	12,849	—	12,849
Other(i)	71,841	5,375	77,216
Total investments	$268,950	$74,559	$343,509

Note:

(i)The balance is comprised of 43 (2021 — 20) equity investments that are each individually immaterial.

Disposal of Equity Securities

There were no disposals of equity securities in the year ended December 31, 2022. During the year ended December 31, 2021, the Company sold its interest in certain equity securities, as they no longer fit the Company’s investment strategy. The fair value at the time of sale was $4.3 million and the Company recognized a cumulative net loss on disposal of $5.9 million ($5.1 million, net of tax).